Performance Management - Multi Trust Funds	Dec. 31, 2025
Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-862-4863.
To the extent that the shares were subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Second Quarter 2025, 20.46% Lowest Quarterly Return: First Quarter 2025, -10.45%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance [Table]

Average Annual Total Returns
(for the periods ended December 31, 2025)	Past 1 Year	Life of Fund (6/28/23)
Return Before Taxes	15.44%	26.17%
Return After Taxes on Distributions	15.42%	26.15%
Return After Taxes on Distributions and Sale of Fund Shares	9.15%	20.70%
S&P 500® Index	17.88%	21.08%
Russell 1000® Growth Index	18.56%	25.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-862-4863
Natixis Loomis Sayles Focused Growth ETF | Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.46%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(10.45%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Natixis Vaughan Nelson Select ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-862-4863.
To the extent that the shares were subject to the waiver or reimbursement of certain expenses during a period, had such expenses not been waived or reimbursed during the period, total returns would have been lower.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five year and life-of-fund periods compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarterly Return: Fourth Quarter 2021, 13.18% Lowest Quarterly Return: Second Quarter 2022, -15.68%
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-862-4863
Natixis Vaughan Nelson Select ETF | N
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	13.18%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(15.68%)
Lowest Quarterly Return, Date	Jun. 30, 2022